SHARE CAPITAL - Summary of significant unobservable inputs used, equity (Details) - $ / shares	Aug. 03, 2021	Feb. 04, 2021	Nov. 03, 2020	Oct. 19, 2020	Sep. 14, 2020	Aug. 20, 2020	Jun. 17, 2020	Jun. 15, 2020	Jun. 11, 2020
Disclosure of classes of share capital [line items]
Share price (in CAD per share)		$ 2.25
Finders Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate							38.00%	38.00%	38.00%
Expected annual volatility, based on comparable companies							8500.00%	8500.00%	8500.00%
Expected life (in years)							2 years	2 years	2 years
Expected dividend yield							0.00%	0.00%	0.00%
Share price (in CAD per share)							$ 0.64	$ 0.25	$ 0.25
Exercise price (in CAD per share)							$ 0.64	$ 0.25	$ 0.25
Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate					121.00%	121.00%		182.00%
Expected annual volatility, based on comparable companies					9500.00%	9500.00%		9500.00%
Expected life (in years)					5 years	5 years		5 years
Expected dividend yield					0.00%	0.00%		0.00%
Share price (in CAD per share)					$ 0.64	$ 0.64		$ 0.25
Exercise price (in CAD per share)					$ 0.64	$ 0.64		$ 0.25
Broker Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate			38.00%	36.00%
Expected annual volatility, based on comparable companies			9500.00%	8500.00%
Expected life (in years)			5 years	2 years
Expected dividend yield			0.00%	0.00%
Share price (in CAD per share)			$ 0.75	$ 0.75
Exercise price (in CAD per share)			$ 0.75	$ 0.75
2021 Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate		32.00%
Expected annual volatility, based on comparable companies		8500.00%
Expected life (in years)		3 years
Expected dividend yield		0.00%
Share price (in CAD per share)		$ 2.12
Exercise price (in CAD per share)		$ 3.25
Underwriters’ Warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate		32.00%
Expected annual volatility, based on comparable companies		8500.00%
Expected life (in years)		3 years
Expected dividend yield		0.00%
Share price (in CAD per share)		$ 2.12
Exercise price (in CAD per share)		$ 2.25
August 2021 compensation common share warrants
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.42%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	2 years
Expected dividend yield	0.00%
Share price (in CAD per share)	$ 3.83
Exercise price (in CAD per share)	$ 3.40